FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
FIXED ASSETS
Depreciation expense	$ 16,600	$ 0	$ 33,200	$ 0